Debt (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended		12 Months Ended
	Nov. 29, 2017	Sep. 05, 2017	Jun. 03, 2016	Jan. 16, 2015	May 21, 2014	Nov. 30, 2017	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016		Oct. 31, 2016
Gain on settlement								$ 25,738		$ 276,026		[1]
Auditor fee						$ 67,826
Interest expenses								146,928	$ 169,091	635,445	818,234	[1]
Common stock conversion price per share													$ 1.055
Sallyport Commercial Finance, LLC [Member]
Notes payable								694,960		502,449
Accrued interest								0		0
Interest expenses								144,364		220,607
AHA Note [Member]
Proceeds from promissory note			$ 1,895,413
Settle unpaid accounts payable			$ 1,866,418
Debt interest rate percentage			6.50%
Repayment of principal amount							$ 236,926
Notes payable								125,000		250,000	610,783
Mark Elliott [Member]
Debt interest rate percentage				10.00%
Notes payable								50,000		50,000	50,000
Accrued interest								16,041		14,808	9,809
Debt maturity date				Dec. 31, 2019
Convertible notes payable				$ 50,000
Debt default rate				15.00%
Common stock conversion price per share				$ 6.28
Percentage of discount stock price				20.00%
Settlement Agreement [Member] | AHA Note [Member]
Repayment of principal amount	$ 41,667
Notes payable	500,000
Gain on settlement	304,913
Repayment of debt amount	$ 250,000
Line of Credit Agreement [Member] | Sallyport Commercial Finance, LLC [Member]
Purchase of eligible accounts receivable percentage		85.00%
Minimum monthly draw		$ 1,250,000
Line of credit maximum borrowing capacity		6,000,000
Auditor fee		$ 950
Line of Credit Agreement [Member] | Prime Rate [Member] | Sallyport Commercial Finance, LLC [Member] | Maximum [Member]
Accrued interest rate percentage		4.00%
Accrued interest rate		4.25%
Line of Credit Agreement [Member] | Logical Choice Corporation [Member]
Notes payable								54,000		54,000	54,000
Line of credit maximum borrowing capacity					$ 500,000
Accrued interest rate percentage					10.00%
Accrued interest								$ 16,789		$ 15,916	$ 10,516
Debt maturity date					May 21, 2018

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.